Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
REVENUE
Revenue	$ 49,850,796	$ 39,719,211	$ 99,515,806	$ 83,225,507
OPERATING EXPENSES
Commissions and voyage related costs	18,121,354	6,343,542	36,900,810	13,751,189
Vessel operating expenses	14,997,565	12,853,717	30,455,943	26,551,386
Depreciation	8,539,890	7,185,808	16,986,643	14,237,637
Amortization of deferred dry dock expenditure	586,983	684,958	1,200,176	1,278,809
General and administrative expenses
Corporate	3,201,825	3,214,021	6,240,016	6,476,568
Commercial and chartering	647,328	415,011	1,308,751	765,791
Total operating expenses	46,094,945	30,697,057	93,092,339	63,061,380
Operating Income	3,755,851	9,022,154	6,423,467	20,194,127
Interest expense and finance costs	(5,693,363)	(3,960,098)	(10,604,284)	(8,393,709)
Interest income	100,204	20,111	190,818	41,251
Gain on disposal of vessels	0	451,962	0	451,962
(Loss) / income before taxes	(1,837,308)	5,534,129	(3,989,999)	12,293,631
Income tax	(16,839)	(38,000)	(31,339)	(58,000)
Net (loss) / income	$ (1,854,147)	$ 5,496,129	$ (4,021,338)	$ 12,235,631
Earnings per share, basic and diluted	$ (0.06)	$ 0.2	$ (0.12)	$ 0.46
Weighted average number of shares outstanding, basic and diluted	33,575,610	27,339,539	33,575,610	26,699,709